NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated September 10, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On page 27 of the Prospectus, the paragraph following “Selective Disclosure of Portfolio Holdings” is deleted and replaced with the following:

Each Fund posts onto the internet site for the Trust (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month.  Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission.  Effective October 7, 2010, the Nationwide Money Market Fund will post onto the Trust’s internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day of the prior month, and will maintain such portfolio holdings information for no less than six months after posting. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Government Bond Fund
Nationwide Growth Fund
Nationwide International Index Fund
Nationwide International Value Fund
Nationwide Large Cap Value Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Value Fund

Supplement dated September 10, 2010
to the Statement of Additional Information dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

On page 45 of the SAI, under the heading “Disclosure of Portfolio Holdings, the fourth paragraph is deleted and replaced with the following:

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC.  Effective October 7, 2010, the Nationwide Money Market Fund will post onto the Trust’s internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day of the prior month and will maintain such portfolio holdings information for no less than six months after posting. The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year.  Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings.  Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE